Income Taxes (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income (loss) before income taxes	$ 32,400	$ (22,100)	$ (166,300)	$ (60,300)	$ (63,150)	$ (366,692)	$ (112,929)
Provision (benefit) for income taxes	$ 4,400	$ (9,100)	$ (41,200)	$ (33,300)	$ (31,860)	$ (14,704)	$ 22,996
Effective income tax rate	13.60%	41.30%	24.80%	55.20%	50.50%	4.00%	(20.40%)